INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation [Abstract]
Computed tax at the expected statutory rate	$ 202,060	$ 175,632	$ 1,013,408	$ 475,407
State and local income taxes, net of federal	39,208	34,071	196,575	92,260
Other non-deductible expenses	126	60	$ 267	$ 349
Return to accrual adjustment
Valuation Allowance	$ (241,394)	$ (209,763)	$ (1,210,250)	$ (568,016)
Income tax expense/(benefit)